Derivative and Hedging Instruments (Details-1) (USD $)	Jun. 30, 2013 MW MWh Dth	Dec. 31, 2012 MWh Dth MW
Gross notional volume of open derivatives [Abstract]
Commodity derivative contracts - MWh	277,295	444,650
Commodity derivative contracts - Dth	2,940,000	1,980,000
Financial transmission rights - MW	4,598	2,670
Derivative fair values [Abstract]
Exchange traded and financial transmission rights	$ 1,100,000	$ 300,000
Purchased power agreement	(67,700,000)	(72,600,000)
Derivatives Fair Value [Line Items]
Derivative liability (current)	9,200,000	9,270,000
Derivative liability (long-term)	58,530,000	63,320,000
Commodity Derivative Contracts [Member]
Derivatives Fair Value [Line Items]
Other current assets	521,000	365,000
Other defered charges	32,000	95,000
Derivative liability (current)	241,000	394,000
Derivative liability (long-term)	17,000	11,000
Offsetting Assets [Line Items]
Gross amounts	553,000	460,000
Gross amounts offset in balance sheet	(258,000)	(405,000)
Collateral posted against derivative positions	0	0
Net amount presented in balance sheet	295,000	55,000
Financial Transmission Rights [Member]
Derivatives Fair Value [Line Items]
Other current assets	786,000	206,000
Derivative liability (current)	0	0
Offsetting Assets [Line Items]
Gross amounts	786,000	206,000
Gross amounts offset in balance sheet	0	0
Collateral posted against derivative positions	0	0
Net amount presented in balance sheet	786,000	206,000
Purchased Power Agreement [Member]
Derivatives Fair Value [Line Items]
Derivative liability (current)	9,200,000	9,270,000
Derivative liability (long-term)	$ 58,530,000	$ 63,320,000